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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2005
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  GeoCapital, LLC
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Address: 825 Third Avenue
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         32nd Fl.
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         New York, NY 10022
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Form 13F File Number:  28-4421
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Irwin Lieber
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Title: Chairman
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Phone: (212) 486-4455
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Signature, Place, and Date of Signing:

/s/ Irwin Lieber                   New York, NY                  4/01/05
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

       28-4421                        Irwin Lieber
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     50
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Form 13F Information Table Value Total:     $247,676,000
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                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number               Name


      02          28-4421                            Barry K. Fingerhut
     ----         -------                            -------------------------

      03          28-4421                            Affiliated Managers Group
     ----         -------                            -------------------------
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                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                                  AS OF 3/31/05


                                                                                                              VOTING AUTHORITY
                                      TITLE OF                   VALUE    SHARES/     SH/     INVESTMENT   -----------------------
NAME OF ISSUER                         CLASS         CUSIP      (X$1000)  PRN AMT     PRN     DSCRETION    SOLE    SHARED     NONE
--------------                        --------     ---------    --------  -------     ---     ----------   ----    ------     ----
ACXIOM CORP                             COM          5125109      5873     280615     SH       DEFINED       0     280615      0
APOLLO GROUP INC CL A                   COM         37604105     17734     239456     SH       DEFINED       0     239456      0
BEA SYS INC                             COM         73325102      3187     399835     SH       DEFINED       0     399835      0
BJ SVCS CO                              COM         55482103      7223     139225     SH       DEFINED       0     139225      0
BORLAND SOFTWARE CORP          M        COM         99849101      4974     612545     SH       DEFINED       0     612545      0
CAL DIVE INTL INC                       COM         1.28E+08      9515     210040     SH       DEFINED       0     210040      0
CAREMARK RX INC                         COM         1.42E+08      7203     181060     SH       DEFINED       0     181060      0
COSTAR GROUP INC COM                    COM        22160N109      2365      64180     SH       DEFINED       0      64180      0
COVANSYS CORP                           COM        22281W103      6399     429053     SH       DEFINED       0     429053      0
CUNO INC                                COM         1.27E+08      3952      76900     SH       DEFINED       0      76900      0
CYPRESS SEMICONDUCTOR          RP       COM         2.33E+08      4080     323835     SH       DEFINED       0     323835      0
DEVRY INC                               COM         2.52E+08      5730     302880     SH       DEFINED       0     302880      0
DIAMONDCLUSTER INTL                     COM        25278P106      4989     309900     SH       DEFINED       0     309900      0
DIGITAL RIV INC                         COM        25388B104      4487     144000     SH       DEFINED       0     144000      0
DORAL FINL CORP                         COM        25811P100      5029     229750     SH       DEFINED       0     229750      0
DOUBLECLICK INC                         COM         2.59E+08      5244     680980     SH       DEFINED       0     680980      0
GARTNER GROUP INC NEW          A        COM         3.67E+08      4348     454300     SH       DEFINED       0     454300      0
GREENFIELD ONLINE                       COM         3.95E+08       250      12713     SH       DEFINED       0      12713      0
HEARTLAND EXPRESS INC                   COM         4.22E+08      7193     375617     SH       DEFINED       0     375617      0
HOST MARRIOTT CORP NE                   COM        44107P104      5224     315441     SH       DEFINED       0     315441      0
INTERNET SEC SYS INC                    COM        46060X107      4832     264040     SH       DEFINED       0     264040      0
INTERSIL CORP CL A                      COM        46069S109      4358     251600     SH       DEFINED       0     251600      0
INTERWOVEN INC                          COM        46114T508      1317     169000     SH       DEFINED       0     169000      0
LECG CORP                               COM         5.23E+08      4551     232205     SH       DEFINED       0     232205      0
LEGG MASON INC                          COM         5.25E+08      9963     127500     SH       DEFINED       0     127500      0
MACROMEDIA INC                          COM         5.56E+08      8739     260875     SH       DEFINED       0     260875      0
MANUGISTICS GROUP INC                   COM         5.65E+08       571     339675     SH       DEFINED       0     339675      0
MERCURY INTERACTIVE                     COM         5.89E+08      3876      81800     SH       DEFINED       0      81800      0
MILLER HERMAN INC                       COM         6.01E+08      6762     224500     SH       DEFINED       0     224500      0
NATIONAL INSTRUMENTS                    COM         6.37E+08      5699     210670     SH       DEFINED       0     210670      0

                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                                  AS OF 3/31/05


                                                                                                              VOTING AUTHORITY
                                      TITLE OF                   VALUE    SHARES/     SH/     INVESTMENT   -----------------------
NAME OF ISSUER                         CLASS         CUSIP      (X$1000)  PRN AMT     PRN     DSCRETION    SOLE    SHARED     NONE
--------------                        --------     ---------    --------  -------     ---     ----------   ----    ------     ----
PLACER SIERRA BANCSHA          COM      COM         7.26E+08      6856     298480     SH       DEFINED       0     298480      0
PRINCETON REVIEW INC                    COM         7.42E+08      2958     536830     SH       DEFINED       0     536830      0
QUEST PRODS CORP                        COM         7.48E+08         4    3556434     SH       DEFINED       0    3556434      0
QUEST SOFTWARE                          COM        74834T103      4825     348630     SH       DEFINED       0     348630      0
RIGHTNOW TECHNOLOGIES          C COM    COM        76657R106       159      13000     SH       DEFINED       0      13000      0
S1 CORP                                 COM        78463B101      7473    1076795     SH       DEFINED       0    1076795      0
SCHEIN HENRY INC                        COM         8.06E+08      5745     160284     SH       DEFINED       0     160284      0
SEACOR SMIT INC.                        COM         8.12E+08      6946     108950     SH       DEFINED       0     108950      0
SOTHEBY HLDGS INC CL                    COM         8.36E+08      5879     346633     SH       DEFINED       0     346633      0
STONEPATH GROUP INC                     COM         8.62E+08        11      10000     SH       DEFINED       0      10000      0
SYCAMORE NETWORKS INC                   COM         8.71E+08      1687     473855     SH       DEFINED       0     473855      0
TECHNOLOGY SOLUTION C                   COM        87872T108       172     170433     SH       DEFINED       0     170433      0
TETRA TECHNOLOGIES IN                   COM        88162F105      4890     171943     SH       DEFINED       0     171943      0
TIBCO SOFTWARE INC CO                   COM        88632Q103       522      70000     SH       DEFINED       0      70000      0
UNIVERSAL TECHNICAL I          ITUTE    COM         9.14E+08      3754     102000     SH       DEFINED       0     102000      0
VISHAY INTERTECHNOLOG          NC       COM         9.28E+08       392      31500     SH       DEFINED       0      31500      0
W HLDG CO INC                           COM         9.29E+08      6757     671016     SH       DEFINED       0     671016      0
WILEY JOHN & SONS INC          A        COM         9.68E+08      9052     256785     SH       DEFINED       0     256785      0
WR BERKLEY CORP                         COM         84423102      8379     168925     SH       DEFINED       0     168925      0
YANKEE CANDLE INC                       COM         9.85E+08      5548     175000     SH       DEFINED       0     175000      0